Description of Business and Basis for Preparation	12 Months Ended
Dec. 31, 2019
Disclosure Of Description Of Business And Summary Of Significant Accounting Policies [Abstract]
Description of Business and Basis for Preparation
Description of Business and Basis for Preparation

1.1 Reporting Entity

Spark Networks SE is domiciled in Germany. The company’s office is at Kohlfurter Str. 41/43, 10999 Berlin, registered with the commercial register (Handelsregister) of the local court (Amtsgericht) of Munich, Germany, under HRB 232591. The Group consists of Spark Networks SE (“Spark Networks”) and its wholly owned subsidiaries. The Group is a global operator of online dating websites and targets professionals and university-educated singles who are looking for a serious, long-term relationship. The Group reports two reportable segments – North America and International – and operates a portfolio of premium and freemium brands including Zoosk, EliteSingles, Jdate, Christian Mingle, eDarling, JSwipe, and SilverSingles, among others. Spark Networks SE is publicly listed on the NYSE American exchange under the ticker symbol “LOV”.

The operations of Spark Networks SE in its current form is the result of the merger between Affinitas GmbH (“Affinitas”) and Spark Networks, Inc. (“Spark”) in 2017 and the addition of Zoosk, Inc. ("Zoosk") on July 1, 2019.

1.2 Basis of Accounting

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). They were authorized for issuance by the Group’s management board on June 11, 2020.

1.3 Functional and presentation currency

These consolidated financial statements are presented in Euro, which is the Group’s presentation currency. All amounts have been rounded to the nearest thousand, unless otherwise indicated. The financial statements of the Group’s foreign subsidiaries are prepared using the local currency as the subsidiary’s functional currency. The Group translates the assets and liabilities into Euro using period-end exchange rates at the reporting date, and revenue and expenses using average exchange rates for the year. The resulting translation gain or loss is included in Accumulated other comprehensive income and is excluded from net loss.

1.4 Use of judgments and estimates

In preparing these consolidated financial statements, management has made judgments, estimates and assumptions that affect the application of the Group’s accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively.

Assumptions and estimation uncertainties

Information about assumptions and estimation uncertainties may have a significant risk of resulting in a material adjustment for the year ending December 31, 2019 is included in the following notes:

•	recognition and measurement of provisions and contingencies: key assumptions about the likelihood and magnitude of an outflow of resources;

•	impairment test of intangible assets and goodwill: key assumptions regarding underlying recoverable amounts;

•	lease term: assessment of the likelihood of exercising an extension option or not exercising a termination option, if applicable;

•
classification and measurement of virtual stock option plans: key assumptions underlying the classification of the virtual stock option plans as equity-settled, the binomial option-pricing valuation model to calculate the fair value of granted share-based awards;

•	recognition and measurement of internally generated software: key assumptions about the future economic benefits expected from those intangible assets;

•	recognition of deferred tax assets: availability of future taxable profit against which tax losses carried forward can be used;

•
uncertainty over income tax treatments: key assumptions about the examination of tax treatments by taxation authorities, determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, and consideration of changes in facts and circumstances;

•
accounting for business combinations: key assumptions underlying the fair value of the consideration transferred and fair value of the assets acquired and liabilities assumed in accordance with IFRS 3 Business Combinations; and

•
recognition of revenue: key assumptions about the amount of consideration the Group is due in exchange for services, including estimates about future refunds and chargebacks. Revenue is recognized in an amount that reflects the consideration the Group is contractually due in exchange for those services.

Measurement of fair values

A number of the Group’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities.

The Group regularly reviews significant inputs and valuation adjustments.

If third party information, such as broker quotes or pricing services, is used to measure fair values, then the Group assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of IFRS, including the level in the fair value hierarchy in which the valuations should be classified.

When measuring the fair value of an asset or a liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety at the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

Further information about the assumptions made in measuring fair values is included in the following notes:

•	assets acquired and liabilities assumed in a business combination;

•	share-based payment arrangements; and

•	financial instruments

1.5 Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis.

1.6 New standards, interpretations and amendments to standards and interpretations

A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2020, and earlier application is permitted; however, the Group has not early adopted the following new or amended standards in preparing these consolidated financial statements.

Standard / interpretation
Revised Conceptual Framework for Financial Reporting	Amendments to 'References to Conceptual Framework in IFRS Standards'
Amendments to IFRS 3	Amendments to 'Definition of a Business' - Clarifications
Amendments to IAS 1 and IAS 8	Amendments to 'Definition of Material' - Clarifications
Amendments to IFRS 9, IAS 39 and IFRS 7	Amendments to 'Interest Rate Benchmark Reform'

None of these standards, amendments to standards, or new interpretations are expected to have a significant effect on the consolidated financial statements of the Group.

The following standard was effective for annual periods beginning on January 1, 2019, and was adopted by Group for the first time in the consolidated financial statements:

IFRIC Interpretation 23, Uncertainty over Income Tax Treatments

On January 1, 2019, the Group adopted International Financial Reporting Interpretations Committee (“IFRIC”) Interpretation 23, Uncertainty over Income Tax Treatments. The interpretation is to be applied to the determination of taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, when there is uncertainty over income tax treatments. The adoption did not have any material impact on the consolidated financial statements.

IFRS 16 Leases

IFRS 16 introduces a single, on-balance sheet lease accounting model for lessees. A lessee recognizes a right-of-use asset representing its right to use the underlying asset and a lease liability representing its obligation to make lease payments. There are optional exemptions for short-term leases and leases of low value items. Lessor accounting remains similar to the current standard - i.e. lessors continue to classify leases as finance or operating leases. IFRS 16 replaces the prior standard, IAS 17 Leases, and related interpretations.

The Group adopted IFRS 16 as of January 1, 2019, applying the modified retrospective approach. Under the chosen transition method, comparative information has not been restated and there was no cumulative impact to the Group's retained earnings at January 1, 2019 from the adoption of IFRS 16. The Group elected to use a number of the practical expedients offered by the standard, including non-capitalization of short-term leases, and the use of hindsight when determining the lease term if the contract contains options to extend or terminate the lease. Additionally, the Group applied a practical expedient to ‘grandfather’ its previous assessment of which existing contracts are, or contain, leases. The Group applied IFRS 16 to all contracts that were previously identified as leases under IAS 17 Leases. Contracts that were not identified as leases under IAS 17 were not reassessed. Under IFRS 16, a contract is, or contains, a lease if the contract conveys a right to control the use of an identified asset for a period of time in exchange for consideration. The definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.

On January 1, 2019, the Group recognized lease liabilities in relation to two lease contracts as a lessee for office space in Berlin, Germany and Utah, United States, which were previously classified as operating leases under IAS 17 Leases. These liabilities were measured at the present value of the remaining lease payments, discounted using the incremental borrowing rates as of January 1, 2019. The weighted average discount rate applied to the lease liabilities on January 1, 2019 was 2.79%.

Interest is charged over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. When measuring the right-of-use asset, there were two options in transition. The Group chose the option to measure the associated right-of-use assets at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments existing immediately prior to the date of initial application. The right-of-use asset is depreciated over the shorter of the asset's life or the lease term on a straight-line basis.

The nature of expenses related to the Group's leases changed under IFRS 16. Expenses related to the Group's leases were previously recognized on a straight-line basis as operating lease expense under IAS 17 Leases. Beginning January 1, 2019, the Group recognizes depreciation expense for right-of-use assets as operating expense and interest expense on lease liabilities as finance expense within the Consolidated Statements of Operations and Comprehensive Loss.

The transition impact of the policy change as of January 1, 2019, was as follows:

•	Property, plant and equipment are higher by €1.3 million due to the recognition of right-of-use assets.

•	Current financial liabilities are higher by €401 thousand due to the recognition of lease liabilities.

•	Non-current financial liabilities are higher by €916 thousand due to the recognition of lease liabilities.

•	Trade and other payables are lower by €55 thousand due to the derecognition of deferred rent.

Below is a reconciliation of the Group's operating lease commitments at December 31, 2018 and lease liabilities recognized on January 1, 2019:

in € thousands	January 1, 2019
Operating lease commitments as of December 31, 2018 as disclosed in the Group's consolidated financial statements	2,261
Contracts not containing a lease	(874)
Operating lease commitments as of January 1, 2019	1,387
Discounted using the weighted average incremental borrowing rate of 2.79% at January 1, 2019	1,331
Recognition exemption for leases with less than 12 months of lease term at transition	(14)
Lease liabilities recognized on January 1, 2019	1,317

Please refer to Note 5.16 for further details related to the Group's lease activity during the year ended December 31, 2019.

1.7 Correction of an error

Certain comparative amounts in the Consolidated Balance Sheets, Consolidated Statements of Operations and Comprehensive Loss, Consolidated Statements of Shareholders' Equity, and Consolidated Statements of Cash Flows have been restated to correct for an error with respect to the understatement of Current contract liabilities. The impact of this restatement is disclosed in Note 8.4. Throughout the consolidated financial statements, columns including comparative figures that have been restated are indicated with “(1).”